RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
RESULTS FROM OPERATING ACTIVITIES	RESULTS FROM OPERATING ACTIVITIES
5.1    COST OF SALES

Amounts in R million	Note	2023	2022	2021

Cost of sales		(3,911.0)	(3,741.5)	(3,388.2)
Operation costs (a)		(3,711.4)	(3,506.5)	(3,122.5)
Movement in gold in process and finished inventories - Gold Bullion		10.8	30.4	(25.6)
Depreciation	9	(217.5)	(267.6)	(252.5)
Change in estimate of environmental rehabilitation	11	7.1	2.2	12.4

(a) The most significant components of operating costs include:
Consumable stores		(1,199.9)	(1,014.9)	(880.2)
Labour including short term incentives		(663.4)	(649.6)	(598.4)
Electricity		(544.4)	(547.3)	(488.2)
Specialist service providers		(633.9)	(610.2)	(510.7)
Machine hire		(152.3)	(139.0)	(127.4)
Security expenses		(153.6)	(133.0)	(122.8)
Water		(61.8)	(54.2)	(57.1)

RELATED PARTY TRANSACTIONS
Far West Gold Recoveries Proprietary Limited (“FWGR”) entered into an agreement with Sibanye-Stillwater effective 31 July 2018 for the pumping and supply of water and electricity to the FWGR operations for which FWGR is invoiced based on metered usage of water and electricity.
FWGR also entered into a smelting agreement with Sibanye-Stillwater effective 31 July 2018 to smelt and recover gold from gold loaded carbon produced at FWGR, and deliver the gold to Rand Refinery. As consideration for this service, Sibanye-Stillwater receives a fee based on the smelting costs plus 10% of the smelting costs.
Rand Refinery up to 10 April 2022, performed the final refinement and marketing of all gold and silver produced by the Group. As consideration for this service, Rand Refinery receives a variable refining fee plus fixed marketing and administration fees. From 11 April 2022, Rand Refinery only performs the final refinement and administration of the gold bars delivered. As a result of this, the marketing fee was no longer incurred by the Group. Rand Refinery is a related party to the Group through Sibanye-Stillwater’s shareholding in Rand Refinery.
All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.

5    RESULTS FROM OPERATING ACTIVITIES continued

Amounts in R million	2023	2022	2021

Services rendered by related parties and included in operating costs:
Supply of water and electricity [1]	79.2	79.2	68.1
Gold smelting and related charges [1]	21.1	19.1	21.1
Other charges [1]	0.3	0.3	0.7
Gold refining and related charges [2]	7.2	6.9	6.8
	107.8	105.5	96.7
[1] Paid to Sibanye-Stillwater by FWGR
[2] Paid to Rand Refinery by Ergo
5.2    OTHER INCOME

ACCOUNTING POLICIES
Other income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and it can be reliably measured.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include COVID-19 and other insurance payouts, gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss.

Amounts in R million	2023	2022	2021

Gain on disposal of property, plant and equipment	10.3	6.6	0.1
Insurance claim refund	—	84.7	—
Sundry income	0.1	—	—
	10.4	91.3	0.1

(a) Insurance claim
During the FY2020, a complex insurance claim process was initiated for business interruption caused by the regulatory lockdowns pursuant to the COVID-19 pandemic. R84.7 million was included in other income in profit or loss in FY2022. R53.0 million was received before 30 June 2022 and the balance of R31.7 million was received in FY2023.	—	84.7	—
5.3 ADMINISTRATION EXPENSES AND OTHER COSTS

Amounts in R million	Note	2023	2022	2021

Included in administration expenses and other costs are the following:
Share based payment (expenses)/benefit		(22.0)	(18.4)	28.3
Cash settled Long-Term Incentive ("CLTI") scheme		—	—	44.3
Equity settled Long-Term Incentive ("ELTI") scheme	19.1	(22.0)	(18.4)	(16.0)
Exploration expenses and transaction costs[1]		(4.6)	(15.2)	(3.1)
Other costs and administration expenses[2]		(55.8)	(52.8)	(39.7)
1 FY2022 includes exploration expenses of R8.2 million paid to Sibanye-Stillwater.
[2] Other costs and administration expenses are made up of short-term incentives and information technology costs.